Management of financial risks, financial instruments, and other risks (Details 3) - V A R [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
[custom:NuFinanceiraINuPagamentosBrazil]	[1]	$ 190	$ 1,012
Nu Holdings		$ 10,321	$ 340

[1]	Includes Nu Financeira and its subsidiaries Nu Invest and Nu DTVM.